Document and Entity Information	Jul. 02, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 02, 2020
Entity Registrant Name	IBM CREDIT LLC
Entity Incorporation, State or Country Code	DE
Entity File Number	000-55786
Entity Tax Identification Number	22-2351962
Entity Address, Address Line One	North Castle Dr
Entity Address, City or Town	Armonk
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10504
City Area Code	914
Local Phone Number	765-1900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
No Trading Symbol Flag	true
Entity Emerging Growth Company	false
Entity Central Index Key	0001225307